Item 1: Report to Shareholders

Capital Opportunity Fund	June 30, 2005

The views and opinions in this report were current as of June 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Fellow Shareholders

For the U.S. stock market, the first six months of 2005 were straight out of Macbeth—“full of sound and fury, signifying nothing.” Despite record-high oil prices, four short-term interest rate increases by the Federal Reserve, mixed economic data, generally positive earnings news, and increased merger activity, stocks finished the six-month period largely unchanged.

As the accompanying table shows, your fund’s performance was slightly better than the broad market. The fund’s -0.53% return for the six months ended June 30, 2005, outpaced both the S&P 500 and its Lipper peer group. (Returns for the Advisor and R class shares reflect a slightly different fee structure.) For the 12 months ended June 30, the fund’s 6.56% return also outdistanced the index and Lipper group. The key to the portfolio’s outperformance was favorable stock selection in several of the weakest-performing sectors in the market—information technology, telecommunication services, and consumer discretionary.

PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Capital Opportunity Fund	-0.53%	6.56%
Capital Opportunity Fund–
Advisor Class	-0.45	—
Capital Opportunity Fund–
R Class	-0.60	—
S&P 500 Stock Index	-0.81	6.32
Lipper Large-Cap
Core Funds Index	-1.01	4.85

MARKET ENVIRONMENT

After growing at a torrid 4.4% rate in 2004, the U.S. economy slowed to a more moderate pace in the first half of 2005. Inflation also eased somewhat despite another sharp rise in oil prices, which soared to a record high of more than $60 a barrel late in the period. The Federal Reserve continued its series of short-term interest rate increases, raising rates by a quarter-point four times in the first half of 2005 after five similar rate hikes in the prior six months. By the end of the period, the federal funds rate target stood at 3.25%, its highest level since September 2001.

As the economy slowed, so did corporate earnings growth, though it exceeded the market’s lowered expectations. The combination of slowing profit growth and higher short-term interest rates pushed stocks lower in the first quarter of 2005. However, the generally tame inflation environment and a surge in corporate merger-and-acquisition activity helped stocks regain lost ground in the latter part of the six-month period.

Large-cap stocks held up slightly better than small-cap issues, but mid-cap stocks decisively outperformed both segments of the market. The S&P MidCap 400 Index returned 3.85%, surpassing both the -0.81% return of the large-cap S&P 500 Index and the -1.25% return for the small-cap Russell 2000 Index. Value stocks continued their market leadership, outpacing growth-oriented shares across all market capitalizations.

By a wide margin, the two best-performing sectors of the market were energy, which benefited from surging oil prices, and utilities. Health care stocks produced modest gains, but virtually all other sectors declined. Two of the most economically sensitive sectors—materials and information technology—posted the largest losses.

SECTOR DIVERSIFICATION

	Percent of	Percent of
	Net Assets	Net Assets
Periods Ended	12/31/04	6/30/05
Financials	20.7%	20.1%
Information Technology	16.4	15.4
Health Care	12.0	12.9
Consumer Discretionary	12.0	11.6
Industrials and Business Services	11.2	11.2
Consumer Staples	9.9	10.3
Energy	7.0	9.0
Utilities	3.0	3.2
Telecommunication Services	3.2	2.6
Materials	3.5	2.5
Others and Reserves	1.1	1.2
Total	100.0%	100.0%

Historical weightings reflect current industry/sector classifications.

PORTFOLIO REVIEW

As with the overall market, energy stocks (9% of fund assets as of June 30) were among the best performers in the portfolio. ExxonMobil, the fund’s second-largest holding, and ConocoPhillips were two of the top three performance contributors in the portfolio during the six-month period. Nonetheless, the fund’s energy holdings were a drag on performance relative to the S&P 500, largely because of an underweight position in Valero Energy and lack of exposure to Unocal, which had agreed to be acquired by Chevron but recently received a higher offer from the China National Offshore Oil Corp. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents of the portfolio.)

Health care stocks (13% of fund assets) also contributed positively to portfolio performance. The best performers were health care providers, led by two of the largest players in the industry, UnitedHealth Group and WellPoint. UnitedHealth posted year-over-year earnings growth of 30% or more for the 22nd consecutive quarter, thanks to strong customer growth and effective cost controls. WellPoint also reported better-than-expected profits and exceeded health plan enrollment expectations.

The portfolio’s largest sector weighting, consumer stocks (22% of fund assets), declined during the period, but strong stock selection helped the fund’s consumer stocks hold up better than those in the S&P 500. Department store chain Kohl’s and bakery-café franchise Panera Bread were both among the top-10 performance contributors. Kohl’s made significant operational improvements, including inventory management and merchandise content, that are beginning to have a positive impact on earnings. Operational upgrades also helped Panera, as did an improved menu and the fading popularity of low-carbohydrate diets. Drugstore chain Walgreen was also a top contributor.

PORTFOLIO CHARACTERISTICS

	Capital	S&P 500
	Opportunity	Stock
As of 6/30/05	Fund	Index
Market Cap (Investment-
Weighted Median)	$52.6 bil	$48.8 bil

Earnings Growth Rate
Estimated Next 5 Years *	11.4%	11.2%

P/E Ratio (Based on Next 12
Months’ Estimated Earnings) *	15.9X	15.4X

*	Source data: IBES. Forecasts are in no way indicative of future investment returns.

Stock selection was less successful in the financials sector (20% of fund assets). Insurance firm American International Group, a top-10 holding, was a significant detractor from fund performance. AIG slid as the company’s CEO and CFO resigned in the wake of an investigation into several reinsurance transactions. First Marblehead, a small student loan service provider, fell sharply after lowering earnings forecasts for the remainder of the year. The best contributor among the portfolio’s financial stocks was online broker AmeriTrade, which plans to acquire competitor TD Waterhouse.

The generally negative performance of information technology stocks (15% of fund assets) was offset to a large degree by favorable stock selection within the portfolio. Semiconductor giant Intel was the second-best performance contributor. Jabil Circuit, an electronic manufacturing company, performed well after reporting record earnings and raising earnings guidance for the second half of the year. A fall in IBM’s stock hurt overall performance, but our underweighted position mitigated the impact on your portfolio. We took advantage of the decline to increase our position in the stock. We believe that the company’s strategy—getting out of the hardware business and focusing on software and services—makes sense.

One other sector of the portfolio worth noting was telecommunication services (3% of fund assets). Although the traditional wireline telecom players, such as Verizon Communications, generally declined during the period, the wireless segment posted strong results amid healthy subscriber growth and industry consolidation. Nextel Partners performed well as the company generated solid growth in the underpenetrated mid-size and rural U.S. markets. Telus, a Canadian telecom services provider that was added to the portfolio in late 2004, also benefited from the strong performance of its wireless division.

OUTLOOK

The current environment appears to be constructive for stocks. Despite recent evidence of slower economic growth, we believe the economy will continue to expand at a solid pace. Inflation remains low by historical standards, and we expect the Fed to soon reach a neutral level for short-term interest rates, where they are neither stimulating nor stifling economic growth. Corporations are also holding a great deal of cash on their balance sheets, which provides some ballast for stock prices.

We still view the long-term prospects for the U.S. economy and stock market in a favorable light, and, as always, we will continue to seek out companies that we believe will produce the best results over the long term.

Respectfully submitted,

William J. Stromberg
President of the fund and chairman of its Investment Advisory Committee

July 13, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Federal funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Price/earnings (P/E) ratio: A ratio that shows the “multiple” of earnings at which a stock is selling. It is calculated by dividing a stock’s current price by its current earnings per share. For example, if a stock’s price is $60 per share and the issuing company earns $2 per share, the P/E ratio is $60/$2, or $30.

Russell 2000 Index: Tracks the stocks of 2,000 small U.S. companies.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/05

GE	3.8%
ExxonMobil	3.4
Citigroup	3.0
Microsoft	2.1
Johnson & Johnson	1.8
Intel	1.8
Pfizer	1.8
Dell	1.7
Altria Group	1.7
American International Group	1.7
Wal-Mart	1.7
Procter & Gamble	1.4
Bank of America	1.3
Chevron	1.2
Cisco Systems	1.1
J.P. Morgan Chase	1.0
IBM	1.0
Coca-Cola	0.9
U.S. Bancorp	0.9
PepsiCo	0.9
Wells Fargo	0.8
Kohl’s	0.8
Time Warner	0.8
UnitedHealth Group	0.8
Honeywell International	0.8
Total	38.2%

Note:   Table excludes investments in the T. Rowe Price Government Reserve Investment Fund.

PORTFOLIO HIGHLIGHTS

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

6 Months Ended 6/30/05

Best Contributors		Worst Contributors

ExxonMobil	5¢	IBM	-3¢
Intel	3	GE	3
ConocoPhillips	2	Tyco International	2
UnitedHealth Group	2	Microsoft	2
WellPoint	1	American International Group	2
Boeing	1	Wal-Mart	2
Kohl’s	1	eBay	2
Panera Bread	1	Verizon Communications	2
Walgreen	1	UPS	2
AmeriTrade	1	Time Warner	2
Total	18¢	Total	-22¢

12 Months Ended 6/30/05

Best Contributors		Worst Contributors

ExxonMobil	10¢	Pfizer	-6¢
UnitedHealth Group	5	Microsoft	5
Altria Group	5	Merck	4
GE	4	American International Group	4
ConocoPhillips	3	Cisco Systems	4
Johnson & Johnson	3	Coca-Cola	3
TXU	3	Wal-Mart	2
AmeriTrade	3	Eli Lilly	2
Sprint	3	Boston Scientific	2
Chevron	2	IBM	2
Total	41¢	Total	-34¢

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

				Since	Inception
Periods Ended 6/30/05	1 Year	5 Years	10 Years	Inception	Date
Capital Opportunity Fund	6.56%	-1.44%	6.62%	–	–
S&P 500 Stock Index	6.32	-2.37	9.94	–	–
Lipper Large-Cap Core Funds Index	4.85	-3.54	8.46	–	–
Capital Opportunity
Fund–Advisor Class	–	–	–	-0.45%	12/31/04
Capital Opportunity
Fund–R Class	–	–	–	-0.60	12/31/04
S&P 500 Stock Index	–	–	–	-0.81	–
Lipper Large-Cap Core Funds Index	–	–	–	-1.01	–

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Investor Class
Actual	$1,000.00	$994.70	$5.54
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,019.24	5.61
Advisor Class
Actual	1,000.00	995.50	5.54
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,019.24	5.61
R Class
Actual	1,000.00	994.00	6.82
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,017.95	6.90

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half year period. The annualized expense ratio of the Investor Class was 1.12%, the Advisor Class was 1.12%, and the R Class was 1.38%.

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	6 Months	Year
	Ended	Ended
	6/30/05**	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
NET ASSET VALUE
Beginning of period	$13.31	$12.03	$9.23	$11.91	$13.26	$15.69

Investment activities
Net investment
income (loss)	0.04	0.09	0.03	0.03	0.01	(0.01)
Net realized and
unrealized gain (loss)	(0.11)	1.28	2.81	(2.68)	(1.35)	(0.94)

Total from
investment activities	(0.07)	1.37	2.84	(2.65)	(1.34)	(0.95)

Distributions
Net investment income	–	(0.09)	(0.04)	(0.03)	(0.01)	–
Net realized gain	–	–	–	–	–	(1.48)

Total distributions	–	(0.09)	(0.04)	(0.03)	(0.01)	(1.48)

NET ASSET VALUE
End of period	$13.24	$13.31	$12.03	$9.23	$11.91	$13.26

Ratios/Supplemental Data
Total return^	(0.53)%	11.39%	30.78%	(22.25)%	(10.10)%	(6.32)%
Ratio of total expenses to
average net assets	1.12%†	1.20%	1.41%	1.37%	1.25%	1.15%
Ratio of net investment
income (loss) to average
net assets	0.60%†	0.76%+	0.30%	0.27%	0.08%	(0.05)%
Portfolio turnover rate	50.1%†	44.3%	47.5%	48.2%	53.6%	64.7%
Net assets, end of period
(in thousands)	$108,315	$91,969	$75,835	$57,340	$76,786	$93,422

^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
†	Annualized
+	Includes the effect of a one-time special dividend (0.35% of average net assets) that is not expected to recur.
** Per share amounts calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the period

Advisor Class
6 Months
Ended
6/30/05**
NET ASSET VALUE
Beginning of period	$13.31

Investment activities
Net investment income (loss)	0.04
Net realized and unrealized gain (loss)	(0.10)

Total from investment activities	(0.06)

NET ASSET VALUE
End of period	$13.25

Ratios
Total return^	(0.45)%
Ratio of total expenses to
average net assets	1.12%†
Ratio of net investment
income (loss) to average
net assets	0.59%†
Portfolio turnover rate	50.1%†
Net assets, end of period
(in thousands)	$249

^	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
†	Annualized
**	Per share amounts calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the period

R Class
6 Months
Ended
6/30/05**
NET ASSET VALUE
Beginning of period	$13.31

Investment activities
Net investment income (loss)	0.02
Net realized and unrealized gain (loss)	(0.10)

Total from investment activities	(0.08)

NET ASSET VALUE
End of period	$13.23

Ratios
Total return^	(0.60)%
Ratio of total expenses to
average net assets	1.38%†
Ratio of net investment
income (loss) to average
net assets	0.33%†
Portfolio turnover rate	50.1%†
Net assets, end of period
(in thousands)	$248

^	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
†	Annualized
** Per share amounts calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.8%

CONSUMER DISCRETIONARY 11.6%
Auto Components 0.3%
TRW *	11,100	272
		272
Automobiles 0.3%
GM	9,500	323
		323
Diversified Consumer Services 0.1%
Apollo Group, Class A *	1,700	133
		133
Hotels, Restaurants & Leisure 2.3%
Carnival	8,000	437
Harrah's Entertainment	2,600	187
International Game Technology	13,100	369
Marriott, Class A	3,500	239
McDonald's	7,600	211
Outback Steakhouse	5,200	235
Panera Bread, Class A *	2,500	155
Royal Caribbean Cruises	4,100	198
WMS Industries *	4,900	165
Wynn Resorts *	4,400	208
Yum! Brands	2,400	125
		2,529
Household Durables 0.0%
Newell Rubbermaid	2,000	48
		48
Internet & Catalog Retail 0.3%
Amazon.com *	7,400	245
eBay *	3,100	102
		347
Leisure Equipment & Products 0.3%
Brunswick	4,600	199
Hasbro	2,600	54
Mattel	5,000	92
		345
Media 3.9%
Comcast, Class A *	23,600	724
Dow Jones	1,400	50
Gannett	2,550	181
Liberty Media *	22,700	231
McGraw-Hill	5,400	239
Meredith	600	29
News Corp., Class A	26,300	425
Omnicom	1,900	152
Rogers Communications, Class B	8,200	270
Scripps, Class A	1,400	68
Time Warner *	51,200	856
Tribune	3,400	120
Univision Communications, Class A *	7,800	215
Viacom, Class B	19,000	608
Washington Post, Class B	87	73
		4,241
Multiline Retail 1.7%
Family Dollar Stores	8,870	231
Kohl's *	15,500	867
Target	12,740	693
		1,791
Specialty Retail 2.2%
Best Buy	3,850	264
Home Depot	21,540	838
Hot Topic *	6,900	132
Lowes	6,880	400
O'Reilly Automotive *	3,780	113
Ross Stores	7,400	214
Sherwin-Williams	3,900	184
Staples	6,300	134
TJX	5,800	141
		2,420
Textiles, Apparel, & Luxury Goods 0.2%
Nike, Class B	2,200	191
		191
Total Consumer Discretionary		12,640

CONSUMER STAPLES 10.3%
Beverages 2.2%
Anheuser-Busch	6,675	306
Coca-Cola	24,440	1,020
Coca-Cola Enterprises	4,800	106
Cott *	2,900	63
PepsiCo	17,565	947
		2,442
Food & Staples Retailing 2.9%
CVS	11,000	320
Kroger *	6,000	114
Sysco	6,600	239
Wal-Mart	38,160	1,839
Walgreen	14,400	662
		3,174
Food Products 1.1%
Campbell Soup	7,010	216
General Mills	8,455	396
Heinz	3,665	130
Hershey Foods	3,130	194
Kellogg	4,690	208
McCormick	1,600	52
		1,196
Household Products 1.9%
Colgate-Palmolive	5,485	274
Kimberly-Clark	3,900	244
Procter & Gamble	28,390	1,498
		2,016
Personal Products 0.5%
Gillette	11,150	565
		565
Tobacco 1.7%
Altria Group	28,910	1,869
		1,869
Total Consumer Staples		11,262

ENERGY 9.0%
Energy Equipment & Services 1.9%
Baker Hughes	5,620	288
BJ Services	2,140	112
FMC Technologies *	3,690	118
Grant Prideco *	10,200	270
Nabors Industries *	1,600	97
National Oilwell Varco *	1,600	76
Schlumberger	10,140	770
Transocean *	5,640	304
		2,035
Oil, Gas & Consumable Fuels 7.1%
Anadarko Petroleum	2,854	234
Chevron	22,572	1,262
ConocoPhillips	12,920	743
Devon Energy	3,400	172
EOG Resources	3,040	173
ExxonMobil	64,328	3,697
Murphy Oil	5,000	261
Occidental Petroleum	3,030	233
Sunoco	590	67
Total ADR	2,230	261
Williams Companies	23,400	445
XTO Energy	5,400	183
		7,731
Total Energy		9,766

FINANCIALS 20.1%
Capital Markets 3.6%
AmeriTrade *	14,500	269
Charles Schwab	15,500	175
E*TRADE Financial *	26,500	371
Franklin Resources	3,400	262
Goldman Sachs	5,000	510
Investors Financial Services	3,000	113
John Nuveen	3,000	113
Lehman Brothers	3,100	308
Merrill Lynch	9,900	545
Morgan Stanley	14,000	735
Northern Trust	3,500	159
State Street	7,700	371
		3,931
Commercial Banks 5.1%
Bank of America	30,796	1,405
Fifth Third Bancorp	12,200	503
First Horizon National	6,400	270
Huntington Bancshares	2,700	65
SunTrust	3,000	217
Synovus Financial	16,400	470
U.S. Bancorp	33,200	969
Wachovia	16,100	798
Wells Fargo	14,300	881
		5,578
Consumer Finance 1.2%
American Express	12,300	655
Capital One Financial	3,700	296
First Marblehead *	4,300	151
SLM Corporation	5,100	259
		1,361
Diversified Financial Services 4.3%
CapitalSource *	11,100	218
Citigroup	71,500	3,306
J.P. Morgan Chase	31,156	1,100
Moody's	1,200	54
		4,678
Insurance 4.2%
ACE Limited	4,300	193
AFLAC	6,000	260
American International Group	31,700	1,842
Assurant	2,300	83
Axis Capital Holdings	2,900	82
Hartford Financial Services	4,900	366
Marsh & McLennan	13,600	377
Progressive Corporation	3,900	385
Prudential	1,700	112
SAFECO	3,400	185
St. Paul Companies	11,659	461
Willis Group Holdings	5,300	173
		4,519
Real Estate 0.6%
Archstone-Smith Trust, REIT	6,400	247
Equity Office Properties, REIT	6,400	212
Simon Property Group, REIT	2,000	145
		604
Thrifts & Mortgage Finance 1.1%
Countrywide Credit	5,800	224
Fannie Mae	11,700	683
Golden West Financial	2,300	148
Radian	2,800	132
		1,187
Total Financials		21,858

HEALTH CARE 12.9%
Biotechnology 1.6%
Amgen *	13,900	840
Biogen Idec *	4,370	151
Celgene *	3,300	134
Cephalon *	1,300	52
Chiron *	1,300	45
Genentech *	1,990	160
Genzyme *	600	36
Gilead Sciences *	7,380	325
		1,743
Health Care Equipment & Supplies 2.3%
Bausch & Lomb	1,800	149
Baxter International	7,300	271
Biomet	3,400	118
Boston Scientific *	9,800	264
C R Bard	900	60
Guidant	3,500	235
Medtronic	15,000	777
St. Jude Medical *	4,900	214
Stryker	4,200	200
Waters Corporation *	1,100	41
Zimmer Holdings *	2,400	183
		2,512
Health Care Providers & Services 2.6%
AmerisourceBergen	1,100	76
Cardinal Health	5,400	311
Caremark RX *	4,300	191
Community Health System *	5,400	204
HCA	1,900	108
Health Management, Class A	4,000	105
Laboratory Corporation of America *	2,000	100
Medco *	1,542	82
Quest Diagnostics	1,000	53
UnitedHealth Group	16,400	855
WellPoint *	10,700	745
		2,830
Pharmaceuticals 6.4%
Abbott Laboratories	13,500	662
Bristol Myers Squibb	3,400	85
Elan ADR *	3,900	27
Eli Lilly	11,900	663
Johnson & Johnson	29,900	1,943
Merck	19,800	610
Pfizer	69,300	1,911
Schering-Plough	14,200	271
Sepracor *	1,300	78
Watson Pharmaceuticals *	2,300	68
Wyeth	14,500	645
		6,963
Total Health Care		14,048

INDUSTRIALS & BUSINESS SERVICES 11.2%
Aerospace & Defense 2.7%
Boeing	7,700	508
General Dynamics	4,600	504
Goodrich	3,200	131
Honeywell International	23,300	853
Lockheed Martin	4,200	272
Rockwell Collins	3,500	167
United Technologies	10,000	514
		2,949
Air Freight & Logistics 0.4%
Fedex	1,700	138
UPS, Class B	4,700	325
		463
Airlines 0.1%
Southwest Airlines	8,100	113
		113
Commercial Services & Supplies 0.9%
Allied Waste Industries *	3,600	28
Avery Dennison	4,400	233
Cendant	14,920	334
Cintas	1,600	62
Pitney Bowes	2,200	96
Republic Services	4,800	173
Robert Half International	3,140	78
		1,004
Industrial Conglomerates 5.1%
3M	5,600	405
GE	120,300	4,168
Roper Industries	1,100	78
Teleflex	2,000	119
Textron	1,400	106
Tyco International	23,000	672
		5,548
Machinery 1.5%
Danaher	13,100	686
Deere	6,300	412
Eaton	1,800	108
Illinois Tool Works	2,800	223
Pall	5,200	158
		1,587
Road & Rail 0.5%
Norfolk Southern	6,300	195
Union Pacific	5,600	363
		558
Total Industrials & Business Services		12,222

INFORMATION TECHNOLOGY 15.4%
Communications Equipment 2.8%
Cisco Systems *	64,100	1,225
Comverse Technology *	2,900	69
Corning *	17,600	292
Juniper Networks *	4,200	106
Motorola	22,200	405
Nokia ADR	8,900	148
QUALCOMM	16,500	545
Research In Motion *	3,200	236
		3,026
Computers & Peripherals 3.3%
Dell *	47,400	1,873
EMC *	36,600	502
Gateway *	19,900	65
IBM	14,700	1,091
Lexmark International *	500	32
		3,563
Electronic Equipment & Instruments 0.7%
Agilent Technologies *	6,400	147
CDW	3,800	217
Flextronics *	12,500	165
Jabil Circuit *	7,500	231
		760
Internet Software & Services 0.8%
CNET Networks *	17,900	210
MatrixOne *	12,000	60
Yahoo! *	16,500	572
		842
IT Services 0.9%
Accenture, Class A *	11,530	262
Automatic Data Processing	8,750	367
First Data	9,200	369
Fiserv *	500	22
		1,020
Semiconductor & Semiconductor Equipment 3.2%
Analog Devices	11,200	418
Applied Materials	1,900	31
ASML Holding ADS *	13,500	211
Intel	74,100	1,931
KLA-Tencor	3,490	153
Linear Technology	4,600	169
National Semiconductor	13,900	306
Xilinx	9,500	242
		3,461
Software 3.7%
Electronic Arts *	2,700	153
McAfee *	9,000	236
Mercury Interactive *	4,000	153
Microsoft	93,900	2,332
NetIQ *	10,700	121
Oracle *	38,000	502
Red Hat *	22,500	295
VERITAS Software *	10,700	261
		4,053
Total Information Technology		16,725

MATERIALS 2.5%
Chemicals 1.6%
Cabot	3,300	109
DuPont	16,200	697
Ecolab	7,400	239
Ferro	2,500	50
Minerals Technologies	600	37
Monsanto	3,200	201
Praxair	5,000	233
Sigma Aldrich	4,300	241
		1,807
Metals & Mining 0.3%
Alcoa	11,700	306
		306
Paper & Forest Products 0.6%
Bowater	1,800	58
International Paper	8,000	242
MeadWestvaco	3,800	106
Potlatch	1,400	73
Weyerhaeuser	2,100	134
		613
Total Materials		2,726

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 1.9%
Sprint	31,600	793
Telus (Non-voting shares)	15,500	527
Verizon Communications	20,400	705
		2,025
Wireless Telecommunication Services 0.7%
Crown Castle International *	13,300	270
Nextel Communications, Class A *	6,800	220
Nextel Partners, Class A *	10,400	262
SpectraSite *	900	67
		819
Total Telecommunication Services		2,844

UTILITIES 3.2%
Electric Utilities 1.9%
Allegheny Energy *	2,700	68
Edison International	7,000	284
Entergy	1,300	98
Exelon	11,800	606
FirstEnergy	7,200	346
FPL Group	2,100	88
Pinnacle West Capital	3,500	156
PPL	4,100	244
Southern Company	1,900	66
Teco Energy	5,200	98
XCEL Energy	2,000	39
		2,093
Gas Utilities 0.2%
NiSource	7,600	188
		188
Independent Power Producers & Energy Traders 1.1%
AES *	9,800	161
Constellation Energy Group	2,600	150
Duke Energy	18,600	553
Dynegy, Class A *	11,300	55
NRG Energy *	3,200	120
TXU	1,100	91
		1,130
Multi-Utilities 0.0%
CMS Energy *	2,100	32
		32
Total Utilities		3,443
Total Common Stocks (Cost $95,373)		107,534

SHORT-TERM INVESTMENTS 1.0%

Money Market Fund 0.9%
T. Rowe Price Government Reserve Investment Fund, 2.94% #†	995,955	996
		996
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 2.602%, 7/7/05 ++	125,000	125
		125
Total Short-Term Investments (Cost $1,121)		1,121

FUTURES CONTRACTS 0.0%

Variation margin receivable (payable) on open futures contracts (2)	(9)
Total Futures Contracts	(9)

Total Investments in Securities
99.8% of Net Assets (Cost $96,494)	$ 108,646

(1)	Denominated in U.S. dollars unless other-
wise noted
#	Seven-day yield
*	Non-income producing
++	All or a portion of this security is pledged
to cover margin requirements on futures
contracts at June 30, 2005.
†	Affiliated company – See Note 4
ADR	American Depository Receipts
ADS	American Depository Shares
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at June 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 23 S&P 500 MINI contracts,
$90 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	$1,375	$(12)
Net payments (receipts) of variation
margin to date			3
Variation margin receivable (payable)
on open futures contracts			$(9)

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except shares and per share amounts)

Assets
Investments in securities, at value
Affiliated companies (cost $996)	$996
Non-affiliated companies (cost $95,498)	107,650

Total investments in securities	108,646
Cash	1
Dividends and interest receivable	134
Receivable for investment securities sold	495
Receivable for shares sold	40
Other assets	45

Total assets	109,361

Liabilities
Investment management fees payable	46
Payable for investment securities purchased	359
Payable for shares redeemed	79
Due to affiliates	23
Other liabilities	42

Total liabilities	549

NET ASSETS	$108,812

Unaudited

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except shares and per share amounts)

Net Assets Consist of:
Undistributed net investment income (loss)	$293
Undistributed net realized gain (loss)	(12,899)
Net unrealized gain (loss)	12,149
Paid-in-capital applicable to 8,216,171 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized	109,269

NET ASSETS	$108,812

NET ASSET VALUE PER SHARE
Investor Class
($108,315,165/8,178,605 shares outstanding)	$13.24

Advisor Class
($248,797/18,783 shares outstanding)	$13.25

R Class
($248,480/18,783 shares outstanding)	$13.23

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF OPERATIONS
($ 000s)

6 Months
Ended
6/30/05
Investment Income (Loss)
Income
Dividend	$826
Interest	1

Total income	827

Expenses
Investment management	245
Shareholder servicing
Investor Class	118
Custody and accounting	94
Registration	44
Prospectus and shareholder reports
Investor Class	18
Legal and audit	8
Directors	3
Proxy and annual meeting	2
Rule 12b-1 fees
R Class	1
Miscellaneous	5

Total expenses	538

Net investment income (loss)	289

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	1,907
Futures	9

Net realized gain (loss)	1,916

Change in net unrealized gain (loss)
Securities	(2,191)
Futures	(30)

Change in net unrealized gain (loss)	(2,221)

Net realized and unrealized gain (loss)	(305)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(16)

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)

	6 Months	Year
	Ended	Ended
	6/30/05	12/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$289	$623
Net realized gain (loss)	1,916	3,364
Change in net unrealized gain (loss)	(2,221)	5,256

Increase (decrease) in net assets from operations	(16)	9,243

Distributions to shareholders
Net investment income	–	(619)

Capital share transactions *
Shares sold
Investor Class	25,272	19,601
Advisor Class	–	250
R Class	–	250
Distributions reinvested
Investor Class	–	568
Shares redeemed
Investor Class	(8,913)	(12,659)

Increase (decrease) in net assets from
capital share transactions	16,359	8,010

Net Assets
Increase (decrease) during period	16,343	16,634
Beginning of period	92,469	75,835

End of period	$108,812	$92,469

(Including undistributed net investment income of
$293 at 6/30/05 and $4 at 12/31/04)

*Share information
Shares sold
Investor Class	1,948	1,588
Advisor Class	–	19
R Class	–	19
Distributions reinvested
Investor Class	–	43
Shares redeemed
Investor Class	(680)	(1,023)

Increase (decrease) in shares outstanding	1,268	646

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks. The fund has three classes of shares: the Capital Opportunity Fund original share class, referred to in this report as the Investor Class, offered since November 30, 1994, Capital Opportunity Fund—Advisor Class (Advisor Class), offered since December 31, 2004, and Capital Opportunity Fund—R Class (R Class), offered since December 31, 2004. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund receives upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgement, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T.Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets; no such fees were incurred by the Advisor Class during the period ended June 30, 2005. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $4,000 for the six months ended June 30, 2005. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts During the six months ended June 30, 2005, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2005, there were no securities on loan.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $40,238,000 and $23,858,000, respectively, for the six months ended June 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2004, the fund had $14,796,000 of unused capital loss carryforwards, of which $5,072,000 expire in 2009, $6,883,000 expire in 2010, and $2,841,000 expire in 2011.

At June 30, 2005, the cost of investments for federal income tax purposes was $96,494,000. Net unrealized gain aggregated $12,149,000 at period-end, of which $16,174,000 related to appreciated investments and $4,025,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.29% for assets in excess of $160 billion. Prior to May 1, 2005, the maximum group fee rate in the graduated fee schedule had been 0.295% for assets in excess of $120 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2005, the effective annual group fee rate was 0.31%.

Each class is also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expense, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than the repayment dates indicated in the table below.

	Investor Class	Advisor Class	R Class
Expense Limitation	1.15%	1.25%	1.50%
Limitation Date	April 30, 2006	April 30, 2007	April 30, 2007
Repayment Date	April 30, 2008	April 30, 2009	April 30, 2009

Pursuant to this agreement, at June 30, 2005, there were no amounts subject to repayment. For the six months ended June 30, 2005, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. For the six months ended June 30, 2005, expenses incurred pursuant to these service agreements were $51,000 for Price Associates, $77,000 for T. Rowe Price Services, Inc., and $7,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period end pursuant to these service agreements is reflected as due to affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2005, dividend income from the Reserve Funds totaled $15,000, and the value of shares of the Reserve Funds held at June 30, 2005 and December 31, 2004 was $996,000 and $645,000, respectively.

As of June 30, 2005, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 406,835 shares of the Investor class, 18,783 shares of the Advisor class, and 18,783 shares of the R class, aggregating 5% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Under the Contract, the fund pays a fee to the Manager composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels, and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that an additional breakpoint should be added to the group fee component of the fees paid by the fund under the Contract at a level of $160 billion. The Board further concluded that, with this change, the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class, Advisor Class, and R Class) and compared them to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The information also indicated that the fund’s expense ratio (for all three classes) was generally below the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract as amended to add an additional breakpoint to the group fee rate. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2005